LEASES - Maturities of lease liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating leases- ASU842
2021		¥ 55,934
2022		48,348
2023		43,605
2024		42,672
2025		42,307
Thereafter		101,040
Total lease payments		333,906
Less: interest		(59,885)
Total		274,021
Less: current portion	$ (8,230)	(53,702)	¥ (53,512)
Non-current portion	$ 33,765	¥ 220,319	¥ 216,067